Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Beginning Balance, Shares at Dec. 31, 2013	4,868,606	25
Beginning Balance, Amount at Dec. 31, 2013	$ 12,696,768	$ 2,500,000	$ 28,612,308	$ 4,997,144	$ (47,466)	$ (2,622,777)	$ 46,135,977
Comprehensive income
Net income	0	0	0	5,124,908	0	0	5,124,908
Other comprehensive income (loss)	0	0	0	0	40,023	0	40,023
Total comprehensive income (loss)							5,164,931
Cash dividends declared - common stock	0	0	0	(3,130,868)	0	0	(3,130,868)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(81,250)	0	0	(81,250)
Issuance of common stock, shares	63,768	0
Issuance of common stock, amount	$ 159,420	$ 0	746,992	0	0	0	906,412
Ending Balance, Shares at Dec. 31, 2014	4,932,374	25
Ending Balance, Amount at Dec. 31, 2014	$ 12,856,188	$ 2,500,000	29,359,300	6,909,934	(7,443)	(2,622,777)	48,995,202
Comprehensive income
Net income	0	0	0	4,825,591	0	0	4,825,591
Other comprehensive income (loss)	0	0	0	0	(37,951)	0	(37,951)
Total comprehensive income (loss)							4,787,640
Cash dividends declared - common stock	0	0	0	(3,172,179)	0	0	(3,172,179)
Cash dividends declared - preferred stock	$ 0	$ 0	0	(81,250)	0	0	(81,250)
Issuance of common stock, shares	62,042	0
Issuance of common stock, amount	$ 155,105	$ 0	730,138	0	0	0	885,243
Ending Balance, Shares at Dec. 31, 2015	4,994,416	25
Ending Balance, Amount at Dec. 31, 2015	$ 13,011,293	$ 2,500,000	$ 30,089,438	$ 8,482,096	$ (45,394)	$ (2,622,777)	$ 51,414,656